Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Impaired Financing Receivable - Average Recorded Investment	$ 16,960	$ 17,824	$ 14,582
Impaired Financing Receivable - Interest Income Recognized	640	1,090	1,388
Commercial and Industrial [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Impaired Financing Receivable - Average Recorded Investment	1,989	2,187	2,776
Impaired Financing Receivable - Interest Income Recognized	85	119	348
Real Estate Construction [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Impaired Financing Receivable - Average Recorded Investment	3,631	3,743	2,798
Impaired Financing Receivable - Interest Income Recognized	154	183	156
Residential Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Impaired Financing Receivable - Average Recorded Investment	5,331	5,380	4,263
Impaired Financing Receivable - Interest Income Recognized	171	293	338
Commercial Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Impaired Financing Receivable - Average Recorded Investment	5,998	6,500	4,717
Impaired Financing Receivable - Interest Income Recognized	229	493	543
Consumer Installment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans [Line Items]
Impaired Financing Receivable - Average Recorded Investment	11	13	27
Impaired Financing Receivable - Interest Income Recognized	$ 1	$ 1	$ 3